Investments in Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Financial Instruments [Abstract]
Schedule of Investments in Financial Instruments	The balances as of December 31, 2025 and 2024 are as follows:
	2025	2024

Other stock instruments	$640,749	$1,340,173